Other commitments, contingent liabilities and contingent assets - Narrative (Details) $ in Millions		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024 USD ($) well
Disclosure of other provisions [line items]
Contractual commitments		$ 11,841
Contractual investment commitments		1,090
Proportion of ownership interest divested	100.00%
Contingent liability for guarantees
Disclosure of other provisions [line items]
Estimated financial effect		1,053
Claim from Petrofac
Disclosure of other provisions [line items]
Estimated financial effect		$ 169
Percentage share of contingent liability		31.85%
Claim from Petrofac | Petrofac International (UAE) LLC
Disclosure of other provisions [line items]
Estimated financial effect		$ 532
New Brazilian law
Disclosure of other provisions [line items]
Percent of savings from ICMS tax incentives		10.00%
KKD oil sands partnership
Disclosure of other provisions [line items]
Proportion of ownership interest divested		40.00%
Top of range | Dispute with Brazilian tax authorities
Disclosure of other provisions [line items]
Estimated financial effect		$ 184
Top of range | New Brazilian law
Disclosure of other provisions [line items]
Estimated financial effect		96
Top of range | KKD oil sands partnership
Disclosure of other provisions [line items]
Estimated financial effect		$ 350
Wells committed to drill
Disclosure of other provisions [line items]
Number of wells committed to drill | well		29
Average ownership interest in wells committed to drill		44.00%
Contractual capital commitments		$ 428
Leases agreements
Disclosure of other provisions [line items]
Non-current provisions		$ 5,738